Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Tidal Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2024
Document Effective Date	dei_DocumentEffectiveDate	Oct. 29, 2024
Prospectus Date	rr_ProspectusDate	Jun. 17, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement to the Statutory Prospectus and Statement of Additional Information

each dated June 17, 2024, as previously supplemented

and

Supplement to the Summary Prospectus dated August 20, 2024

Important Notice Regarding Change in Investment Objective, Investment Policy and Name

Notice of changes to investment objective and 80% policy of the Defiance Daily Target 1.5X Short MSTR ETF (the “Fund”).

The Fund desires to change its investment objective, which relates to inverse results of the daily percentage change in the share price of MicroStrategy Incorporated (Nasdaq: MSTR) (the “Underlying Security” or “MSTR”).

Current Objective	New Objective
Seeks daily inverse investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change in the share price of MSTR.	Seeks daily inverse investment results, before fees and expenses, of -2.0 times (-200%) the daily percentage change in the share price of

Similarly, the Fund desires to revise its 80% policy to reflect the foregoing.

Current 80% Policy	New 80% Policy
Have at least 80% of its investment exposure to financial instruments with economic characteristics that should provide 1.5 times the inverse exposure to the daily performance of the Underlying Security.	Have at least 80% of its investment exposure to financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.

The Fund’s proposed changes to its investment objective and 80% policy are expected to become effective on or about October 29, 2024. As of the effective date of such change, the Fund’s name will be changed to the Defiance Daily Target 2X Short MSTR ETF. The Fund’s ticker symbol will remain unchanged.

Please retain this Supplement for future reference.

Defiance Daily Target 2X Short MSTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks daily inverse investment results, before fees and expenses, of -2.0 times (-200%) the daily percentage change in the share price of
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Have at least 80% of its investment exposure to financial instruments with economic characteristics that should provide 2 times the inverse exposure to the daily performance of the Underlying Security.
Defiance Daily Target 2X Short MSTR ETF | Defiance Daily Target 2X Short MSTR ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SMST